S-K 1602, SPAC Registered Offerings	Jun. 09, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Initial Business Combination

We are not presently engaged in, and we will not engage in, any operations for an indefinite period of time following this offering. We intend to effectuate our initial business combination using cash from the proceeds of this offering and the private placement of the private shares, the proceeds of the sale of our shares in connection with our initial business combination (including pursuant to forward purchase agreements or backstop agreements we may enter into following the consummation of this offering or otherwise), shares issued to the owners of the target, debt issued to bank or other lenders or the owners of the target, other securities issuances, or a combination of the foregoing. We may seek to complete our initial business combination with a company or business that may be financially unstable or in its early stages of development or growth, which would subject us to the numerous risks inherent in such companies and businesses.

SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public stockholders with the opportunity to redeem all or a portion of their shares of Class A common stock upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a stockholder vote by means of a tender offer. If we seek stockholder approval, we will complete our initial business combination only if a majority of the outstanding shares of common stock voted are voted in favor of the business combination. The decision as to whether we will seek stockholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek stockholder approval under applicable law or stock exchange listing requirements.

SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 18 months from the closing of this offering (or 24 months from the closing of this offering if we have executed a definitive agreement for an initial business combination within 18 months from the closing of this offering) (as may be extended by stockholder approval to amend our amended and restated articles of incorporation to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 18 months from the closing of this offering (or 24 months from the closing of this offering if we have executed a definitive agreement for an initial business combination within 18 months from the closing of this offering) (as may be extended by stockholder approval to amend our amended and restated articles of incorporation to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek stockholder approval to amend our amended and restated articles of incorporation to extend the date by which we must consummate our initial business combination. There are no limitations on the number of times we may seek stockholder approval for an extension or the length of time of any such extension. However, if we seek stockholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable, other than excise taxes), divided by the number of then issued and outstanding public shares, subject to applicable law.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	There are no limitations on the number of times we may seek stockholder approval for an extension or the length of time of any such extension. However, if we seek stockholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable, other than excise taxes), divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we are unable to complete our initial business combination within the completion window and do not hold a stockholder vote to amend our amended and restated articles of incorporation to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable (other than excise taxes) and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. We expect the pro rata redemption price to be approximately $5.00 per public share (whether or not the over-allotment option is exercised), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public stockholders.

While we do not currently intend to seek stockholder approval to amend our amended and restated articles of incorporation to extend the amount of time we will have to consummate an initial business combination if we do not complete our initial business combination within the completion window, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect that it will be necessary to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to, or are unable to extend the time period to consummate our initial business combination, or fail to obtain stockholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private shares will be worthless.

So long as we obtain and maintain a listing for our shares of common stock on Nasdaq, we must complete one or more business combinations having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding taxes payable on the interest earned on the trust account) at the time of our signing a definitive agreement in connection with our initial business combination. This implies a minimum enterprise value of approximately $80 million (or $92 million if the over-allotment option is exercised in full). Our board of directors will make the determination as to the fair market value of our initial business combination. If our board of directors is not able to independently determine the fair market value of our initial business combination, we will obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions with respect to the satisfaction of such criteria. While we consider it unlikely that our board of directors will not be able to make an independent determination of the fair market value of our initial business combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of a target’s assets or prospects. Additionally, pursuant to Nasdaq rules, any initial business combination must be approved by a majority of our independent directors. If we are no longer listed on Nasdaq, we would not be required to satisfy the above-referenced fair market value test.

We anticipate structuring our initial business combination so that the post -transaction company in which our public stockholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or stockholders or for other reasons, but we will only complete such business combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Due to our Class B stockholders’ anti-dilution rights, even if the post transaction company owns or acquires 50% or more of the voting securities of the target, our stockholders prior to the business combination (other than our Class B stockholders) will collectively own a minority interest in the post transaction company, regardless of valuations ascribed to the target and us in the business combination. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock, shares or other equity interests of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, and the Class B stockholders’ anti-dilution rights, our stockholders immediately prior to our initial business combination (other than our Class B stockholders) would own less than a majority of our issued and outstanding shares subsequent to our initial business combination. Further, even if our Class B stockholders waive their anti-dilution rights, if the post transaction company owns or acquires 50% or more of the voting securities of the target, our stockholders prior to the business combination may collectively own a minority interest in the post transaction company, depending on valuations ascribed to the target and us in the business combination.  If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post transaction company, the portion of such business or businesses that is owned or acquired is what will be taken into account for purposes of the 80% of net assets test described above. If the business combination involves more than one target business, the 80% of net assets test will be based on the aggregate value of all of the target businesses.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors, members of our advisory board or non-managing sponsor members, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers, directors, members of our advisory board or non-managing sponsor members, or one in which any (or all) of them are shareholders, advisors, or investors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated articles of incorporation) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Members of our management team and our independent directors will directly or indirectly own founder shares and/or private shares following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our sponsor, officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public stockholders. If we are unable to complete our initial business combination within the completion window, or by such earlier liquidation date as our board of directors may approve, the founder shares and private shares may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public stockholders. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

The manager of our sponsor and certain of our officers and directors are employed by Dominari. Eric Newman is the manager of our sponsor, American Ventures Sponsor I LLC, and Mr. Newman has sole voting and investment discretion with respect to the securities held by the sponsor. American Ventures LLC, Series XLII Sponsor 1 is a member of our sponsor holding [   ]% of our issued and outstanding shares of common stock and Eric Newman is the control person of American Ventures LLC, Series XLII Sponsor 1. Kyle Wool has an ownership interest in American Ventures LLC, Series XLII Sponsor 1. Mr. Newman currently serves as the Executive Vice President and Global Head of Investment Banking at Dominari Securities LLC. Kyle Wool, our Chairman currently serves as the President and board member of Dominari, and is the Chief Executive Officer and Chairman of Dominari Securities LLC. Anthony Hayes, our Chief Executive Officer currently serves as the Chief Executive Officer and Chairman of Dominari, Christopher Devall, our President currently serves as the Chief Operating Officer of Dominari and board member of Dominari Securities LLC. Dominari is continuously made aware of potential business opportunities, one or more of which we may desire to pursue for an initial business combination. While Dominari will not have any duty to offer acquisition opportunities to us, Dominari may become aware of a potential transaction that is an attractive opportunity for us, which Dominari may decide to share with us. In addition, our officers and directors may have a duty to offer acquisition opportunities to other entities to which they owe duties or clients of affiliates of our sponsor or our officers or directors.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. In particular, Anthony Hayes, our Chief Executive Officer, is currently the Chairman of SIM Acquisition Corp. I (Nasdaq: SIMAU, SIMA, SIMAW), David Kutcher, our Chief Financial Officer, is currently the Chief Financial Officer and a director of SIM Acquisition Corp. I, and Christopher Devall, our President, is currently the Chief Executive Officer of SIM Acquisition Corp. I. Eric Newman, the manager of our sponsor is the managing member of Conroy Partners LLC, the managing member of SIM Sponsor 1 LLC and the Executive Vice President and Global Head of Investment Banking at Dominari Securities LLC. Kyle Wool, our Chairman, currently serves on the advisory board of New America Acquisition I Corp. (NYSE: NWAXU, NWAX, NWAXW). Kyle Haug is expected to serve on our board of directors and currently serves on the board of Dominari Holdings Inc. (NASDAQ: DOMH) and SIM Acquisition Corp. I (Nasdaq: SIMAU, SIMA, SIMAW). Steven Scopellite is expected to serve on our board of directors and currently serves on the board of New America Acquisition I Corp. (NYSE: NWAXU, NWAX, NWAXW) and OceanFirst Financial Corp. (Nasdaq: OCFC). Stefan Passantino is expected to serve on our board of directors and currently serves on the board of New America Acquisition I Corp. (NYSE: NWAXU, NWAX, NWAXW) and JFB Construction Holdings (Nasdaq: JFB). SIM Acquisition Corp. I is a blank check company incorporated as a Cayman Islands exempted company with limited liability and incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses, which completed its initial public offering in July 2024 and raised aggregate proceeds of $230,000,000. New America Acquisition I Corp. is a blank check company incorporated in the State of Florida and formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses, which completed its initial public offering in December 2025 and raised aggregate proceeds of $345,000,000. Our amended and restated articles of incorporation provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity; except, the doctrine of corporate opportunity shall apply with respect to any of our directors or officers with respect to a corporate opportunity that was offered to such person solely in his or her capacity as our director or officer and (i) such opportunity is one we are legally and contractually permitted to undertake and would otherwise be reasonable for us to pursue and (ii) the director or officer is permitted to refer that opportunity to us without violating any legal obligation (other than any legal obligation between the offeror and the director or officer pertaining to the offer). As a result, the fiduciary duties or contractual obligations of our officers or directors could materially adversely affect our ability to complete our initial business combination.

Other than SIM Acquisition Corp. I and New America Acquisition I Corp., because the other entities to which our officers and directors owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations, we do not believe that the fiduciary, contractual or other obligations or duties of our officers or directors, or of any affiliates of our initial stockholders, or policies applicable to any affiliates of our initial stockholders, will materially affect our ability to complete our initial business combination.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially adversely affect our ability to complete our initial business combination.

Prior to the date of this prospectus, we will file a Registration Statement on Form 8-A with the SEC to voluntarily register our securities under Section 12 of the Exchange Act. As a result, we will be subject to the rules and regulations promulgated under the Exchange Act. We have no current intention of filing a Form 15 to suspend our reporting or other obligations under the Exchange Act prior or subsequent to the consummation of our initial business combination.

In identifying, evaluating and selecting a target business for our initial business combination, we may encounter significant competition from other entities having a business objective similar to ours (including other special purpose acquisition companies, private equity groups and leveraged buyout funds, public companies and operating businesses seeking strategic acquisitions), which competition may impact the attractiveness of the acquisition terms that we will be able to negotiate. Many of these entities are well-established and have extensive experience identifying and effecting business combinations directly or through affiliates. Moreover, many of these competitors possess financial, technical, human and other resources that are similar to or greater than ours. Our ability to acquire larger target businesses will be limited by our available financial resources. This inherent limitation will give less-constrained competitors an advantage in pursuing the acquisition of a target business. Furthermore, our obligation to pay cash in connection with the exercise of redemption rights by our public stockholders may reduce the resources available to us for our initial business combination These factors may place us at a competitive disadvantage in successfully negotiating an initial business combination. See “Risk Factors — Because of our limited resources and the significant competition for business combination opportunities, it may be more difficult for us to complete our initial business combination. If we are unable to complete our initial business combination, our public stockholders may receive only their pro rata portion of the funds in the trust account that are available for distribution to public stockholders.”

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public stockholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public stockholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private shares, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public stockholders, we may be required to seek additional financing to complete any such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for a business combination target and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

Upon the public announcement of our business combination, if we elect to conduct redemptions pursuant to the tender offer rules, we or our initial stockholders will terminate any plan established in accordance with Rule 10b5-1 to purchase shares of our common stock in the open market, in order to comply with Rule 14e-5 under the Exchange Act.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. If public stockholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete the initial business combination.

If, however, stockholder approval of the transaction is required by law or stock exchange listing requirement, or we decide to obtain stockholder approval for business or other legal reasons, we will:
●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and
●	file proxy materials with the SEC.
If we seek stockholder approval, we will complete our initial business combination only if a majority of the votes entitled to be cast are voted in favor of the business combination. A quorum for such meeting will consist of a majority of the votes entitled to be cast at such meeting. Our initial stockholders, officers, directors and members of our advisory board will count towards this quorum and have agreed to vote their founder shares and any public shares purchased during or after this offering in favor of our initial business combination. These quorum and voting thresholds, and the voting agreements of our sponsor, officers and directors may make it more likely that we will consummate our initial business combination. Each public stockholder may elect to redeem its public shares irrespective of whether they vote for or against the proposed transaction.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on public stockholders not tendering more than the number of shares we are permitted to redeem. If public stockholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete such initial business combination.

Upon the public announcement of our initial business combination, if we elect to conduct redemptions pursuant to the tender offer rules, we or our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase our shares of Class A common stock in the open market, in order to comply with Rule 14e-5 under the Exchange Act.

We intend to require our public stockholders seeking to exercise their redemption rights, whether they are record holders or hold their shares in “street name,” to, at the holder’s option, either deliver their share certificates to our transfer agent or deliver their shares to our transfer agent electronically using the Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) system, prior to the date set forth in the proxy materials or tender offer documents, as applicable. In the case of proxy materials, this date may be up to two business days prior to the scheduled vote on the proposal to approve the initial business combination. In addition, if we conduct redemptions in connection with a stockholder vote, we intend to require a public stockholder seeking redemption of its public shares to also submit a written request for redemption to our transfer agent two business days prior to the scheduled vote in which the name of the beneficial owner of such shares is included. The proxy materials or tender offer documents, as applicable, that we will furnish to holders of our public shares in connection with our initial business combination will indicate whether we are requiring public stockholders to satisfy such delivery requirements.
We believe that this will allow our transfer agent to efficiently process any redemptions without the need for further communication or action from the redeeming public stockholders, which could delay redemptions and result in additional administrative cost. If the proposed initial business combination is not approved and we continue to search for a target company, we will promptly return any certificates or shares delivered by public stockholders who elected to redeem their shares.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all shares of Class A common stock that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all shares of Class A common stock submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private shares be deposited in a trust account. Of the $100,000,000 in gross proceeds we receive from this offering and the sale of the private shares described in this prospectus, or $115,000,000 if the underwriters’ over-allotment option is exercised in full, $100,000,000 ($5.00 per share), or $115,000,000 if the underwriters’ over-allotment option is exercised in full ($5.00 per share), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust acting as trustee, after deducting an aggregate of $700,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest-bearing or other demand deposit account at a U.S. chartered commercial bank with consolidated assets of $100 billion or more. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a stockholder vote to approve an amendment to our amended and restated articles of incorporation (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to stockholders’ rights or pre-initial business combination activity. To the extent the interest earned on the trust account is not sufficient to pay our income taxes, we will not release funds from the trust account to pay such taxes, and we expect to make such payments from the funds held outside of the trust account.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated articles of incorporation provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of shares of Class B common stock into shares of Class A common stock where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,000,000
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Decisions or transactions by directors involving a conflict of interest that are fair to the corporation are not void or voidable and are not grounds for equitable relief or an award of damages in a legal proceeding.

A director’s conflict of interest transaction is fair if:

●	the transaction is beneficial to the corporation and its stockholders, considering whether it is:
●	fair in terms of the director’s dealing with the corporation; and
●	comparable to an arm’s length transaction.

In relation to the foregoing, our amended and restated articles of incorporation provides that:

●	we renounce any interest or expectancy in, or being offered an opportunity to participate in, any business opportunities that are presented to us or our officers or directors or stockholders or affiliates thereof, including but not limited to, our initial stockholders and their affiliates, except as may be prescribed by any written agreement with us; and
●	our officers and directors will not be liable to our Company or our stockholders for monetary damages for breach of any fiduciary duty by reason of any of our activities or any of our initial stockholders or their affiliates to the fullest extent permitted by Florida law.

Certain of our officers and directors presently have, and any of them in the future may have fiduciary or contractual obligations to another entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Florida law. Our amended and restated articles of incorporation will provide that we renounce our interest in any corporate opportunity offered to any director or officer unless such opportunity is expressly offered to such person solely in his capacity as a director or officer of our Company and such opportunity is one we are legally and contractually permitted to undertake and would otherwise be reasonable for us to pursue.

In addition, members of our management team and our board of directors will directly or indirectly own founder shares following this offering, as set forth in “Principal Stockholders,” and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Kyle Wool	Dominari Holdings Inc.	Diversified holding company	President; Director

	Dominari Securities LLC	Broker Dealer; Registered Investment Advisor	Chief Executive Officer; Chairman

	New America Acquisition I Corp.	Blank check company	Advisory Board

Anthony Hayes	Dominari Holdings Inc.	Diversified holding company	Chief Executive Officer and Chairman

	SIM Acquisition Corp. I	Blank check company	Chairman

David Kutcher	Sauvegarder Investment Management, Inc.	IP-based financing, investment and monetization	President, Chief Financial Officer and Director

	SIM Acquisition Corp. I	Blank check company	Chief Financial Officer and Director

Christopher Devall	SIM Acquisition Corp. I	Blank check company	Chief Executive Officer Chief Operating Officer

	Dominari Holdings Inc.	Diversified holding company

	Dominari Securities LLC	Broker Dealer; Registered Investment Advisor	Board member

Kyle Haug	Dominari Holdings Inc.	Diversified holding company	Board member

	SIM Acquisition Corp. I	Blank check company	Board member

Steven Scopellite	New America Acquisition I Corp.	Blank check company	Board member

	OceanFirst Financial Corp.	Bank holding company	Board member

Stefan Passantino	JFB Construction Holdings	Construction Engineering Company	Board member

	New America Acquisition I Corp.	Blank check company	Board member

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

●	Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated, including SIM Acquisition Corp. I and New America Acquisition I Corp. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see the table directly above for a description of our management’s other affiliations.

●	Our initial stockholders purchased founder shares prior to the date of this prospectus and will purchase private shares in a transaction that will close simultaneously with the closing of this offering. Our initial stockholders, officers, directors and members of our advisory board, pursuant to a letter agreement with us, , have agreed to waive their redemption rights with respect to their founder shares, private shares and any public shares they may acquire during or after this offering. Additionally, our initial stockholders, officers, directors and members of our advisory board, pursuant to a letter agreement with us, have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and the private shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private shares will expire worthless. Furthermore, our initial stockholders, officers, directors and members of our advisory board have agreed not to transfer, assign or sell any of their founder shares and any shares of Class A common stock issuable upon conversion thereof until the completion of our initial business combination. Because each of our officers and director nominees will own shares of common stock directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

●	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $3,725,000, comprised of the $25,000 purchase price for the founder shares (or $0.001 per share) and the $3,700,000 purchase price for the private shares (or $5.00 per share), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public stockholders paid for their public shares.

●	Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.
●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

●	Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.
●	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors or members of our advisory board, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public stockholders and would likely not receive any financial benefit unless we consummated such business combination.

●	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors, or members of our advisory board, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated articles of incorporation) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, advisory board members, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our or your favor.

In the event that we submit our initial business combination to our public stockholders for a vote, our initial stockholders, officers, directors, members of our advisory board, have agreed to vote their founder shares and private shares, and they and the other members of our management team have agreed to vote their founder shares, private shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.

The manager of our sponsor and certain of our officers and directors are employed by Dominari. Dominari is continuously made aware of potential business opportunities, one or more of which we may desire to pursue for an initial business combination. While Dominari will not have any duty to offer acquisition opportunities to us, Dominari may become aware of a potential transaction that is an attractive opportunity for us, which Dominari may decide to share with us. In addition, our officers and directors may have a duty to offer acquisition opportunities to other entities to which they owe duties or clients of affiliates of our sponsor or our officers or directors.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per share and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of March 31, 2026
Offering Price of $5.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$2.50	$2.15	$2.85	$1.69	$3.31	$1.05	$3.95	$0.09	$4.91
Assuming No Exercise of Over-Allotment Option
$2.50	$2.15	$2.85	$1.69	$3.31	$1.05	$3.96	$0.09	$4.91

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
American Ventures Sponsor I LLC	23,000,000 shares of Class B common stock(1)(2)	$25,000

	740,000 private shares (up to 800,000 if the over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering(2)	$3,700,000 (up to $4,000,000 if the over-allotment option is exercised in full)

	$20,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative services and compensation for sponsor officer time made available to us

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination

	Up to $2,500,000 in working capital loans, which loans may be converted into private shares of the post-business combination entity at the price of $5.00 per private share	Working capital loans to finance transaction costs in connection with an initial business combination

American Ventures Sponsor I LLC, our officers, directors, members of our advisory board or our or their affiliates	Finder’s, advisory, consulting or success fees	Payment for any services rendered in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account
(1)	The shares of Class B common stock and the Class A common stock issuable in connection with the conversion of the shares of Class B common stock may result in material dilution to our public stockholders due to the nominal price of $0.001 per share at which our sponsor purchased the shares of Class B common stock and/or the anti-dilution rights of our shares of Class B common stock that may result in an issuance of shares of Class A common stock on a greater than one-to-one basis upon conversion. Our sponsor, directors, officers and members of our advisory board and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public stockholders. See “Risk Factors — Risks Relating to our Securities – The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our shares of common stock to materially decline.”, “— Risks Relating to our Securities — We may issue additional shares of Class A common stock or preferred stock to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue shares of Class A common stock upon the conversion of the founder shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our stockholders and likely present other risks.”, and “— Our initial stockholders paid an aggregate of $25,000, or approximately $0.001 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our shares of Class A common stock.”
(2)	Subject to the non-sponsor investors purchasing, through the sponsor, the private shares allocated to them in connection with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price to the non-sponsor investors at the closing of this offering reflecting indirect interests in an aggregate of [ ] founder shares held by the sponsor. The non-sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing sponsor membership interests, an aggregate of 740,000 private shares (up to 800,000 shares if the over-allotment option is exercised in full) at a price of $5.00 per share for an aggregate purchase price of $3,700,000 (up to $4,000,000 if the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering. Subject to each non-sponsor investor purchasing, through the sponsor, the private shares allocated to it in connection with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price to the non-sponsor investors reflecting indirect interests in an aggregate of [ ] founder shares held by the sponsor (up to [ ] founder shares if the over-allotment option is exercised in full).

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per share and the net tangible book value (NTBV) per share of Class A common stock after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of shares of Class A common stock that may be redeemed for cash), by the number of outstanding shares of Class A common stock.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no shares of common stock are issued to stockholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no shares of common stock and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination and (iii) no working capital loans are converted into shares, as further described in this prospectus (however, we may need to issue shares of common stock or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of this offering and the sale of private shares), and (B) assume the issuance of 20,000,000 shares of Class A common stock (or 23,000,000 shares of Class A common stock if the over-allotment option is exercised in full) and 20,000,000 founder shares (or 23,000,000 founder shares if the over-allotment option is exercised in full). The issuance of additional common or preferred stock may significantly dilute the equity interest of public stockholders, which dilution would even further increase if the anti-dilution provisions in the shares of Class B common stock resulted in the issuance of shares of Class A common stock on a greater than one-to-one basis upon conversion of the shares of Class B common stock.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of March 31, 2026
	0% Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over-allotment	Full Over-allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over-allotment
Public offering price	$5.00	5.00	5.00	5.00	5.00	5.00	5.00	5.00	5.00	5.00
Net tangible book value deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public stockholders	2.50	2.50	2.15	2.15	1.69	1.69	1.05	1.05	0.09	0.09
Pro forma net tangible book value after this offering	2.50	2.50	2.15	2.15	1.69	1.69	1.05	1.05	0.09	0.09
Dilution to public stockholders	2.50	2.50	2.85	2.85	3.31	3.31	3.95	3.95	4.91	4.91
% Dilution to public stockholders	50.0%	50.00%	57.0%	57.0%	66.20%	66.20%	79.0%	79.0%	98.20%	98.20%

Numerator:
Net tangible book value deficit before this offering	(52,440)	(52,440)	(52,440)	(52,440)	(52,440)	(52,440)	(52,440)	(52,440)	(52,440)	(52,440)
Net proceeds from this offering and the sale of private units	102,000,000	117,150,000	102,000,000	117,150,000	102,000,000	117,150,000	102,000,000	117,150,000	102,000,000	117,150,000
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value	38,525	38,525	38,525	38,525	38,525	38,525	38,525	38,525	38,525	38,525

Less: Over-allotment liability	(79,200)	-	(79,200)	-	(79,200)	-	(79,200)	-	(79,200)	-
Less: Redemptions	-	-	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
Total	101,906,885	117,136,085	76,906,885	88,386,085	51,906,885	89,636,085	26,906,885	30,886,085	1,906,885	2,136,085)

Denominator:
Shares of common stock outstanding prior to this offering	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000
Less: shares forfeited	(3,000,000)	—	(3,000,000)	—	(3,000,000)	—	(3,000,000)	—	(3,000,000)	—
Shares of common stock offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private shares	740,000	800,000	740,000	800,000	740,000	800,000	740,000	800,000	740,000	800,000
Less: Shares of common stock redeemed	-	-	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	40,740,000	46,800,000	35,740,000	41,050,000	30,740,000	35,300,000	25,740,000	29,550,000	20,740,000	23,800,000
(1)	Expenses applied against gross proceeds include offering expenses of approximately $700,000 and underwriting aggregate commissions of $1,000,000 (or $1,150,000 if the underwriters’ over-allotment option is exercised in full). See “Use of Proceeds.” See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
(2)	If we seek stockholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial stockholders, directors, executive officers or their respective affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of shares of common stock subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”